Share Capital (Details 5) - shares		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants outstanding at December 31		36,356,139		30,809,118		40,335,498
Warrants issued		250,000		11,505,354		7,177,620
Warrants exercised				(1,308,333)
Warrants expired		(401,250)		(4,650,000)		(16,704,000)
Warrants outstanding at December 31		36,204,889		36,356,139		30,809,118
0.10 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates		Jul. 31, 2018	[1],[2]	Jan. 11, 2016
Warrants outstanding at December 31				600,000
Warrants issued
Warrants exercised
Warrants expired				(600,000)
Warrants outstanding at December 31		8,450,000				600,000
0.15 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates		Mar. 18, 2017		Jan. 18, 2016
Warrants outstanding at December 31				1,000,000
Warrants issued
Warrants exercised
Warrants expired		(55,000)		(1,000,000)
Warrants outstanding at December 31						1,000,000
0.15 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates		Sep. 18, 2018	[1]	Jan. 31, 2016
Warrants outstanding at December 31				550,000
Warrants issued
Warrants exercised
Warrants expired				(550,000)
Warrants outstanding at December 31		5,254,055				550,000
0.15 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates	[1]	Sep. 18, 2018		Jul. 31, 2017
Warrants outstanding at December 31		8,450,000		8,450,000
Warrants issued
Warrants exercised
Warrants expired
Warrants outstanding at December 31		661,718		8,450,000		8,450,000
0.15 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates		Apr. 03, 2017		Mar. 18, 2017
Warrants outstanding at December 31		55,000		55,000
Warrants issued
Warrants exercised
Warrants expired		(346,250)
Warrants outstanding at December 31				55,000		55,000
0.15 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates	[1]	Oct. 03, 2018		Sep. 18, 2018
Warrants outstanding at December 31		5,254,055		5,254,055
Warrants issued
Warrants exercised
Warrants expired
Warrants outstanding at December 31		4,153,750		5,254,055		5,254,055
0.15 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates	[1]	Oct. 03, 2018		Sep. 18, 2018
Warrants outstanding at December 31		661,718		661,718
Warrants issued
Warrants exercised
Warrants expired
Warrants outstanding at December 31		60,725		661,718		661,718
0.08 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates		Sep. 21, 2018		Apr. 03, 2017
Warrants outstanding at December 31		346,250		346,250
Warrants issued
Warrants exercised
Warrants expired
Warrants outstanding at December 31		5,332,776		346,250		346,250
0.08 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates		Sep. 21, 2018		Oct. 03, 2018	[1]
Warrants outstanding at December 31		4,153,750		4,153,750
Warrants issued
Warrants exercised
Warrants expired
Warrants outstanding at December 31		536,511		4,153,750		4,153,750
0.12 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates		Mar. 03, 2019		Oct. 03, 2018	[1]
Warrants outstanding at December 31		60,725		60,725
Warrants issued
Warrants exercised
Warrants expired
Warrants outstanding at December 31		8,852,576		60,725		60,725
0.12 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates		Mar. 14, 2019		Jul. 09, 2016
Warrants outstanding at December 31				2,500,000
Warrants issued
Warrants exercised
Warrants expired				(2,500,000)
Warrants outstanding at December 31		2,497,222				2,500,000
0.12 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates		Mar. 14, 2019		Sep. 21, 2018
Warrants outstanding at December 31		5,332,776		5,749,443
Warrants issued
Warrants exercised				(416,667)
Warrants expired
Warrants outstanding at December 31		155,556		5,332,776		5,749,443
0.12 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates		Apr. 21, 2019		Sep. 21, 2018
Warrants outstanding at December 31		536,511		594,844
Warrants issued		250,000
Warrants exercised				(58,333)
Warrants expired
Warrants outstanding at December 31		250,000		536,511		594,844
0.08 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates				Oct. 30, 2018
Warrants outstanding at December 31				833,333
Warrants issued
Warrants exercised				(833,333)
Warrants expired
Warrants outstanding at December 31						833,333
0.12 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates				Mar. 03, 2019
Warrants outstanding at December 31		8,852,576
Warrants issued				8,852,576
Warrants exercised
Warrants expired
Warrants outstanding at December 31				8,852,576
0.12 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates				Mar. 14, 2019
Warrants outstanding at December 31		2,497,222
Warrants issued				2,497,222
Warrants exercised
Warrants expired
Warrants outstanding at December 31				2,497,222
0.12 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates				Mar. 14, 2019
Warrants outstanding at December 31		155,556
Warrants issued				155,556
Warrants exercised
Warrants expired
Warrants outstanding at December 31				155,556

[1]	On August 28, 2015, the Company extended the terms of the expiry periods of the warrants by 18 months.
[2]	On July 14, 2017, the Company extended the term of the expiry period of the warrants by one year from July 31, 2017 to July 31, 2018.